Share capital and reserves	12 Months Ended
Dec. 31, 2021
Share capital and reserves [Abstract]
Share capital and reserves
17. Share capital and reserves

Details of the number of issued ordinary shares with a nominal value of Sterling 6 pence (2020: 6 pence) each are in the table below.

	Ordinary shares		Treasury shares		Total
	2021	2020	2021	2020	2021	2020
At 1 January	178,801,593	154,498,887	4,791,703	4,864,656	183,593,296	159,363,543
Issue of treasury shares in exchange for warrants	283,389	—	(283,389)	—	—	—
Issue of shares in exchange for warrants	4,758,206	8,229,753	—	—	4,758,206	8,229,753
Issue of shares in equity fund raises	—	16,000,000	—	—	—	16,000,000
Issue of treasury shares in exchange for warrants	4,208,314	—	(4,208,314)	—	—	—
Issue of treasury shares for share options exercised	300,000	72,953	(300,000)	(72,953)	—	—
Issue of shares in consideration of Chiasma acquisition	127,740,695	—	—	—	127,740,695	—
Issue of shares for share options exercised and RSUs vesting	3,722,550	—	—	—	3,722,550	—
At December 31	319,814,747	178,801,593	—	4,791,703	319,814,747	183,593,296

The components of equity are detailed in the Consolidated Statement of Changes in Equity and described in more detail below.

As at December 31, 2021 there were 319,814,747 ordinary shares issued with no treasury shares held (December 31, 2020: 183,593,296 of which 4,791,703 were treasury shares).

In December 2020, the Company issued 16,000,000 ordinary shares in the form of ADSs, as part of a US$40,000,000 private placement equity raise to existing and new shareholders. The Company issued 4,000,000 and 4,229,753 ordinary shares on July 15, 2020, and September 22, 2020, respectively, in exchange for certain warrants.

On March 11, 2021, the Company issued 300,000 ordinary shares from treasury shares following the exercise of share options. On March 11, 2021, the Company issued 283,389 ordinary shares from treasury shares in exchange for certain warrants. On August 5, 2021, the Company issued 127,740,695 ordinary shares, in the form of ADSs, as consideration for the acquisition of Chiasma. On August 5, 2021, the Company issued 8,966,520 ordinary shares with 4,208,314 being issued from treasury shares in exchange for warrants. During the year ended December 31, 2021, there were 3,342,680 shares issued following the exercise of share options and 379,870 shares issued following RSUs vesting.

Share Capital
Share capital represents the cumulative par value arising upon issue of ordinary shares of Sterling 6 pence each.

The ordinary shares have the right to receive notice of, attend and vote at general meetings and participate in the profits of the Company.

Share Premium
Share premium represents the consideration that has been received in excess of the nominal value on issue of share capital net of issue costs and transfers to distributable reserves.

Warrant reserve
The warrant reserve represents zero cost warrants issued as part of the equity raise on September 24, 2019, net of issue costs apportioned to warrants issued and additional warrants issued to certain shareholders on November 14, 2019. Each warrant entitles the holder to subscribe for one ordinary share at zero cost. The Company issued 4,000,000 and 4,229,753 ordinary shares on July 15, 2020, and September 22, 2020, respectively, in exchange for certain warrants. The remaining warrants were exchanged on August 5, 2021, and the Company issued 8,966,520 ordinary shares, 4,208,314 of which were issued from treasury shares. There were no remaining warrants outstanding as at December 31, 2021.

Treasury Shares
In October 2020, the Company issued 72,953 ordinary shares from treasury shares following the exercise of share options. In March 2021, the Company issued a total of 583,389 ordinary shares from treasury shares, 300,000 ordinary shares relating to the exercise of share options and 283,389 ordinary shares following the exchange of certain warrants. In August 2021, the company issued 4,208,314 ordinary shares from treasury shares in conjunction with the exchange of warrants. There were no treasury shares held as at December 31, 2021.

Share based payment reserve
Share based payment reserve relates to the charge for share based payments in accordance with IFRS 2. In March 2021, the Company issued 283,389 ordinary shares in exchange for certain warrants. In April 2021, 62,153 warrants lapsed. During the year ended December 31, 2021, the Company issued 3,722,550 ordinary shares in relation to the exercise of share options and RSUs.

As part of the acquisition of Chiasma, the Company replaced share awards that were existing at the time of the acquisition. This resulted in the recognition of a share-based payment reserve of US$10,157,000 on acquisition.

Merger reserve
The merger reserve was created on the acquisition of Amryt DAC by Amryt Pharma plc in April 2016. Ordinary shares in Amryt Pharma plc were issued to acquire the entire issued share capital of Amryt DAC. Under section 612 of the UK Companies Act 2006, the premium on these shares has been included in a merger reserve.

Reverse acquisition reserve
The reverse acquisition reserve arose during the period ended December 31, 2016, in respect of the reverse acquisition of Amryt Pharma plc by Amryt DAC. Since the shareholders of Amryt DAC became the majority shareholders of the enlarged Group, the acquisition is accounted for as though there is a continuation of Amryt DAC’s financial statements. The reverse acquisition reserve is created to maintain the equity structure of Amryt Pharma plc in compliance with UK company law.

Equity component of convertible notes
The equity component of convertible notes represents the equity component of the US$125,000,000 convertible debt and is measured by determining the residual of the fair value of the instrument less the estimated fair value of the liability component. The equity component is recognized in equity and is not subsequently remeasured.

Other distributable reserves
Other distributable reserves comprise the following:

•
Distribution of the share premium amount on November 6, 2019, of US$268,505,000. By special resolution of the Company duly passed on September 23, 2019, in accordance with section 283 of the UK Companies Act 2006, it was resolved that the entire amount outstanding to the credit of the share premium account and capital redemption reserve of the Company be cancelled. The reduction in capital, amounting to US$268,505,000, representing the entire amount of share premium at that time, was approved by the High Court of Justice of England and Wales on November 5, 2019.

•	A deemed distribution of US$47,902,000 arising from the issuance of CVRs in September 2019.

•
A deemed distribution of US$2,969,000 arising from the scheme of arrangement in September 2019 whereby Amryt Pharma plc, which was incorporated in July 2019, became a 100% shareholder of Amryt Pharma Holdings Limited (formerly named Amryt Pharma plc) (the “Acquisition of subsidiary without a change of control”).

Currency translation reserve
The currency translation reserve arises on the retranslation of non-U.S. dollar denominated foreign subsidiaries.

Accumulated deficit
Accumulated deficit represents losses accumulated in previous periods and the current year.